Capital	12 Months Ended
Dec. 31, 2019
Capital
Capital

C12     Capital

C12.1  Group objectives, policies and processes for managing capital

(i)     Capital measure

The Group manages its Group LCSM available capital as its measure of capital. At 31 December 2019 estimated Group shareholder LCSM available capital is $14.0 billion (31 December 2018: $13.5 billion).

(ii)    External capital requirements

Following the demerger of the UK and Europe operations from Prudential plc, the Hong Kong Insurance Authority (IA) has assumed the role of the group-wide supervisor for the Prudential Group with the Group no longer subject to Solvency II capital requirements. Ultimately, Prudential plc will become subject to the Group Wide Supervision (GWS) framework which is currently under development by the Hong Kong IA and is expected to be finalised in the second half of 2020.

Until Hong Kong’s GWS framework comes into force, Prudential will apply the local capital summation method (LCSM) that has been agreed with the Hong Kong IA to determine group regulatory capital requirements (both minimum and prescribed levels). The LCSM surplus represents the summation of available capital across local solvency regimes for regulated entities of the Group and IFRS net assets (with some adjustments) for non-regulated entities less the summation of local statutory capital requirements across the Group, with no allowance for diversification between business operations.

(iii)   Meeting of capital management objectives

The Group minimum capital requirement has been met during 2019. Prior to the demerger of the UK and Europe operations, the Group capital requirement was met in accordance with the Solvency II regime.

As well as holding sufficient capital to meet LCSM requirements at Group level, the Group also closely manages the cash it holds within its central holding companies so that it can:

-	Maintain flexibility, fund new opportunities and absorb shock events;
-	Fund dividends; and
-	Cover central costs and debt payments.

More details on holding company cash flows and balances are given in section I(iii) of the Additional unaudited financial information.

Reserve adequacy testing under a range of scenarios and dynamic solvency testing is carried out, including under certain scenarios mandated by the US and Asia regulators.

The Group manages its assets, liabilities and capital locally, in accordance with local regulatory requirements and reflecting the different types of liabilities in each business unit. As a result of the diversity of products offered by Prudential and the different regulatory regimes under which it operates, the Group employs differing methods of asset/liability and capital management, depending on the business concerned.

The sensitivity of liabilities and other components of total capital vary depending upon the type of business concerned and this conditions the approach to asset/liability management.

C12.2  Local capital regulations

(i)     Asia insurance operations

The local valuation basis for the assets, liabilities and capital requirements of significant operations in Asia are:

China JV

A risk-based capital, risk management and governance framework, known as the China Risk Oriented Solvency System (C-ROSS), applies in China. Under C-ROSS, insurers are required to maintain a core solvency ratio (core capital over minimum capital) and a comprehensive solvency ratio (available capital over minimum capital) of not lower than 50 per cent and 100 per cent, respectively. The China Banking Insurance Regulatory Commission is in the process of reviewing the C-ROSS formulae and parameters. The exact timing of updates is uncertain.

The actual capital is the difference between the admitted assets and admitted liabilities with trading and available-for-sale assets marked-to-market and other assets at book value. Policyholder liabilities are based on a gross premium valuation method using best estimate assumptions with a separate risk margin.

Hong Kong

The capital requirements set out in the regulations vary by underlying risk type and duration of liabilities, but are generally determined as a percentage of mathematical reserves and capital at risk.

Mathematical reserves are based on a net premium valuation method using assumptions which include a suitable margin for prudence. The valuation interest rate used to calculate these reserves is subject to a maximum that reflects a blend between the risk-adjusted portfolio yield and the reinvestment yield. The approach used to determine the reinvestment yield for reserving allows for average yields thus the impact of movements in interest rates are reflected in the valuation interest rate over time. The available capital is based on assets that are marked-to-market. The Hong Kong IA is in the process of developing a risk-based capital framework, targeted to be introduced by 2024, and has performed several quantitative impact studies over the past few years.

Indonesia

Solvency capital is determined using a risk-based capital approach. The available capital is based on assets that are marked-to-market, with policyholder liabilities based on a gross premium valuation method using best estimate assumptions with a suitable margin for prudence. Liabilities are zeroised at a policy level (i.e. negative liabilities are not permitted at a policy level). For unit-linked policies an unearned premium reserve is established.

Malaysia

A risk-based capital framework applies in Malaysia. The local regulator, Bank Negara Malaysia (BNM), has set a Supervisory Target Capital Level of 130 per cent below which supervisory actions of increasing intensity will be taken. Each insurer is also required to set its own Individual Target Capital Level to reflect its own risk profile and this is expected to be higher than the Supervisory Target Capital Level.

The available capital is based on assets that are marked-to-market, with policyholder liabilities based on a gross premium valuation method using best estimate assumptions with a suitable margin for prudence. Liabilities are zeroised at a fund level (i.e. negative liabilities are not permitted at a fund level). The BNM has initiated a review of its RBC framework. An exposure draft on valuation of liabilities was issued in December 2019 to gather industry feedback. The exact timing of implementation of potential revisions is uncertain.

Market liberalisation measures were introduced by BNM in April 2009, which increases the limit from 49 per cent to 70 per cent on foreign equity ownership for insurance companies and Takaful operators in Malaysia. A higher foreign equity limit beyond 70 per cent for insurance companies will be considered by BNM on a case by case basis for companies who support expansion of insurance provision to the most vulnerable in Malaysian society.

Singapore

A risk-based capital framework applies in Singapore. The regulator also has the authority to direct that the insurer satisfies additional capital adequacy requirements in addition to those set forth under the Singapore Insurance Act if it considers such additional requirements appropriate. The available capital is based on assets that are marked-to- market, with policyholder liabilities based on a gross premium valuation method using best estimate assumptions with a suitable margin for prudence. Liabilities are zeroised at a policy level (i.e. negative liabilities are not permitted at a policy level). The updated risk-based capital framework (RBC2) will come into effect on 31 March 2020.

(ii)    US insurance operations

The regulatory framework for Jackson is governed by the requirements of the US NAIC-approved Risk-Based Capital standards. Under these requirements life insurance companies report using a formula-based capital standard, which includes components calculated by applying after-tax factors to various asset, premium and reserve items and a separate model-based component for market risk and interest rate risk associated primarily with variable annuity products. The 31 December 2019 Jackson local statutory results reflect early adoption of the NAIC regulatory framework reforms at the valuation date as agreed with the Department of Insurance Financial Services (DIFS), and Jackson’s decision not to renew its long-standing permitted practice with the DIFS, which allowed certain derivative instruments, taken out to protect Jackson against declines in long-term interest rates, to be included at book value in the local statutory returns. At 31 December 2019, these derivatives were held at fair value.

(iii)   Asset management operations – regulatory and other surplus

Certain asset management subsidiaries of the Group are subject to local regulatory requirements. The movement in the year of the estimated surplus regulatory capital position of those subsidiaries, combined with the movement in the IFRS basis shareholders’ funds for unregulated asset management operations, is as follows:

	2019 $m				2018 $m
	Eastspring			Total asset	Total asset
Regulatory and other surplus	Investments	US	M&G	management	management
Balance at 1 January	374	51	846	1,271	1,185
Demerger of UK and Europe operations			(846)	(846)	—
Gains during the year	214	24	—	238	701
Movement in capital requirement	(32)	—	—	(32)	(7)
Capital injection	20	(30)	—	(10)	135
Distributions made to the parent company	(173)	(40)	—	(213)	(531)
Exchange and other movements	(27)	1	—	(26)	(212)
Balance at 31 December	376	6	—	382	1,271

C12.3  Transferability of available capital

For Asia, the amounts retained within the insurance companies are at levels that provide an appropriate level of capital strength in excess of the local regulatory minimum. The businesses in Asia may, in general, remit dividends to parent entities, provided the statutory insurance fund meets the local regulatory solvency requirements and there are sufficient statutory accounting profits. For with-profits funds, the excess of assets over liabilities is retained within the funds, with distribution to shareholders tied to the shareholders’ share of declared bonuses.

For Jackson, capital retention is maintained at a level consistent with an appropriate rating by Standard & Poor’s (currently rated AA-). Jackson can pay dividends on its capital stock only out of earned surplus unless prior regulatory approval is obtained. Furthermore, dividends that exceed the greater of statutory net gain from operations less net realised investments losses for the prior year or 10 per cent of Jackson’s prior year end statutory surplus, excluding any increase arising from the application of permitted practices, require prior regulatory approval.

Available capital of the non-insurance business units is transferable after taking account of an appropriate level of operating capital, based on local regulatory solvency requirements, where relevant.